Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 18.5
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	0.2
Share-based compensation [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1.0
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 108.9
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 79.6
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 3.4